Leases - Weighted-average remaining lease term (Details)	Dec. 31, 2022	Dec. 31, 2021
Leases
Operating leases, weighted-average remaining lease term (Years)	2 years 10 days	1 year 8 months 8 days
Finance leases, weighted-average remaining lease term (Years)	0 years	8 months 19 days
Operating leases, weighted-average discount rate	7.42%	6.61%
Finance leases, weighted-average discount rate	0.00%	6.95%